Exploration and Evaluation Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	$ 3,658	$ 4,222
Québec
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	2,256	0
Québec | Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	83	0
Québec | Exploration Drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	599	0
Québec | Camp Cost, Equipment and Field Supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	163	0
Québec | Geological Consulting Services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	124	0
Québec | Geophysical Analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	110	0
Québec | Permitting, Environmental and Community Costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	0
Québec | Expediting and Mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	0
Québec | Salaries and Wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	506	0
Québec | Fuel and Consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	190	0
Québec | Aircraft and Travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	98	0
Québec | Share Based Compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	383	0
Nunavut
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	937	3,027
Nunavut | Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	118	163
Nunavut | Exploration Drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	28	378
Nunavut | Camp Cost, Equipment and Field Supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	245	336
Nunavut | Geological Consulting Services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	2	145
Nunavut | Geophysical Analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	143
Nunavut | Permitting, Environmental and Community Costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	54	189
Nunavut | Expediting and Mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	5	102
Nunavut | Salaries and Wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	369	614
Nunavut | Fuel and Consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	36
Nunavut | Aircraft and Travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	703
Nunavut | Share Based Compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	116	218
British Columbia
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	465	1,195
British Columbia | Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	27	72
British Columbia | Exploration Drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	0
British Columbia | Camp Cost, Equipment and Field Supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	28	149
British Columbia | Geological Consulting Services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	194	200
British Columbia | Geophysical Analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	169
British Columbia | Permitting, Environmental and Community Costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	69	61
British Columbia | Expediting and Mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	26
British Columbia | Salaries and Wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	116	174
British Columbia | Fuel and Consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	40
British Columbia | Aircraft and Travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	2	187
British Columbia | Share Based Compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	29	117
Total
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	3,658	4,222
Total | Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	228	235
Total | Exploration Drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	627	378
Total | Camp Cost, Equipment and Field Supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	436	485
Total | Geological Consulting Services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	320	345
Total | Geophysical Analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	110	312
Total | Permitting, Environmental and Community Costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	123	250
Total | Expediting and Mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	5	128
Total | Salaries and Wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	991	788
Total | Fuel and Consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	190	76
Total | Aircraft and Travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	100	890
Total | Share Based Compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	528	335
Peru
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	2,892	3,474
Peru | Assaying
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	16	76
Peru | Exploration Drilling
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	0	0
Peru | Camp Cost, Equipment and Field Supplies
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	340	278
Peru | Geological Consulting Services
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	291	568
Peru | Geophysical Analysis
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	46	0
Peru | Permitting, Environmental and Community Costs
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	1,372	1,182
Peru | Expediting and Mobilization
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	10	27
Peru | Salaries and Wages
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	543	427
Peru | Fuel and Consumables
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	9	23
Peru | Aircraft and Travel
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	53	110
Peru | Share Based Compensation
DisclosureOfExplorationAndEvaluationCostsLineItems [Line Items]
Exploration and evaluation costs	$ 212	$ 783